Right to Receive Cryptocurrencies, Net - Schedule of Allowance for Expected Credit Losses for Receivables from Customers and Broker-Dealers and Clearing Organizations (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Expected Credit Losses for Receivables from Customers and Broker-Dealers and Clearing Organizations [Abstract]
Beginning balance
Additions	74
Reversal
Write-offs
Exchange realignment
Ending balance	$ 74